Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 1,132,109
Balance at the end of the year	1,000,483	$ 1,132,109
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	44,655	40,573	$ 51,474
Costs incurred for dry docking	21,922	28,165	15,483
Dry-dock amortization	(21,702)	(23,182)	(25,245)
Property, Plant and Equipment, Disposals	(15,381)	(901)	(1,139)
Balance at the end of the year	$ 29,494	$ 44,655	$ 40,573